Regulatory Capital (Summary of Regulatory Capital Position) (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Capital
Common Equity Tier 1 Capital	$ 92,392	$ 93,579
Tier 1 Capital	103,312	104,502
Total Capital	115,065	116,866
Risk-weighted assets used in the calculation of capital ratios	$ 635,191	$ 636,424
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	14.50%	14.70%
Tier 1 Capital ratio	16.30%	16.40%
Total Capital ratio	18.10%	18.40%
Leverage ratio	4.50%	4.60%
TLAC Ratio	31.10%	31.80%
TLAC Leverage Ratio	8.60%	8.90%